INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2015	2014
Tax asset in respect of:
Operating loss carryforward and deductions	$42,443	$34,387
Reserves, allowances and other	27	22

Net deferred tax asset before valuation allowance	42,470	34,409
Valuation allowance	(42,470)	(34,409)

Net deferred tax asset	$-	$-